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                                 As filed with the Commission on August 23, 2002
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

                        Post-Effective Amendment No. 94     X

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

                               Amendment No. 94     X

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3433
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                      Copies to: Burton M. Leibert, Esq.
One South Street                                       Willkie, Farr & Gallagher
Baltimore, Maryland  21202                             787 Seventh Ave
(Name and Address of Agent                             New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[x] On September 20, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 88 under the Securities Act of 1933, as amended, and Amendment No. 88 under the Investment Company Act of 1940, as amended, as filed with the Commission on April 26, 2002.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT INVESTMENT FUNDS, has duly caused this Post-Effective Amendment No. 92 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 23rd day of August, 2002.

                                                 BT INVESTMENT FUNDS

                                        By:      /s/ Daniel O. Hirsch
                                                 ---------------------------
                                                 Daniel O. Hirsch, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                    TITLE                        DATE

By:  /s/Daniel O. Hirsch        Secretary                        August 23, 2002
     --------------------       (Attorney in Fact
     Daniel O. Hirsch           For the Persons Listed Below)


/s/ RICHARD T. HALE*            President, Chief Executive
Richard T. Hale                 Officer and Trustee

/s/ Charles A. RIZZO*           Treasurer (Principal
Charles A. Rizzo                Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*          Trustee
Charles P. Biggar

/s/ S. LELAND DILL*             Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*           Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*         Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*           Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*       Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*       Trustee
Harry Van Benschoten

* By Power of Attorney - Incorporated by reference to Amendment No.86 to the Registration Statement as filed with the Commission on January 28, 2002.